UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005


Check here if Amendment ( X ); Amendment Number: 1

This Amendment (Check only one.) :     ( X )  is a restatement.
                                       (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner     West Conshohocken, PA          10/4/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

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Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report,
                       and all holdings are reported in this     report and a
                       portion are reported by other reporting manager(s).)

( X )      13F COMBINATION REPORT. (Check here if a portion of the holdings for
           this reporting manager are     reported in this report and a portion
           are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $ 85,410,258.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(1)     Mondrian Investment Partners Limited


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Item 1:          Item 2:    Item 3:    Item 4:      Item 5:              Item 6:           Item 7:        Item 8:
Name Of Issuer   Title of   CUSIP     Fair          Shares or           Investment        Managers   Voting Auth.
                                      Market        Principal           Discretion
                Class                 Value          Amt.               (a)   (b)   (c)               (a)Sole (b)Shared  (b)None
                                                                             Shared
                                                                         Sole      Shared
                                                                                   Other


Alcoa, Inc.      COM        013817101  2,918,190.00 119,500.00            X                 1        119,500.00
Alltel Corp.     COM        020039103  2,278,850.00  35,000.00            X                 1         35,000.00
American
Express Co.      COM        025816109  2,245,904.00  39,100.00            X                 1         39,100.00
Anheuser-Busch
Companies, Inc.  COM        035229103  2,870,768.00  66,700.00            X                 1         66,700.00
Banco
Latinoamericano de
Exportaciones SA CL E       P16994132  1,149,546.00  67,700.00            X                 1         67,700.00
Banco Santander
Chile SA,
Sponsored ADR    SPON ADR   05965X109    443,087.00  10,100.00            X                 1         10,100.00
Bank of America
Corp.            COM        060505104  2,130,260.00  50,600.00            X                 1         50,600.00
Boeing Co.       COM        097023105  1,630,800.00  24,000.00            X                 1         24,000.00
ChevronTexaco
Corp.            COM        166764100  2,330,280.00  36,000.00            X                 1         36,000.00
Chunghwa Telecom
Co. Ltd.,        SPON ADR   17133Q205    512,727.00  27,700.00            X                 1         27,700.00
Sponsored ADR
Citigroup, Inc.  COM        172967101  3,022,528.00  66,400.00            X                1          66,400.00
General
Electric Co.     COM        369604103  3,282,825.00  97,500.00            X                1          97,500.00
Grupo Televisa
SA de CV,
Sponsored ADR    SPON ADR   40049J206    659,732.00   9,200.00            X                1           9,200.00
International
Paper Co.        COM        460146103  1,522,780.00  51,100.00            X                1          51,100.00
iShares Inc.     MSCI S
                 KOREA      464286772  3,156,000.00  80,000.00            X                           80,000.00
iShares Trust    MSCI EAFE
                 IDX        464287465 14,028,735.00 241,500.00            X                          241,500.00
iShares Trust    MSCI
                 EMERG MKT  464287234 11,484,264.00 135,300.00            X                          135,300.00
JP Morgan
Chase & Co.      COM        46625H100  2,066,337.00  60,900.00            X                1          60,900.00
Mellon Financial
Corp.            COM        58551A108  3,625,398.00 113,400.00            X                1         113,400.00
Microsoft Corp.  COM        594918104  3,504,426.00 136,200.00            X                1         136,200.00
Morgan Stanley   COM        617446448  2,319,420.00  43,000.00            X                1          43,000.00
Oracle Corp.     COM        68389X105  1,547,511.00 124,900.00            X                1         124,900.00
Pacific Rim
Mining Corp.     COM        694915208     30,450.00  35,000.00            X                           35,000.00
Pfizer, Inc.     COM        717081103  3,328,501.00 133,300.00            X                1         133,300.00
Progressive
Corp.            COM        743315103  2,336,371.00  22,300.00            X                1          22,300.00
Viacom, Inc.,
Class B          CL B       925524308  3,182,164.00  96,400.00            X                1          96,400.00
Votorantim
Celulose e Papel SA,
Sponsored ADR    SPON ADR   92906P106  1,362,110.00 101,650.00            X                1         101,650.00

Wal-Mart Stores,
Inc.             COM        931142103  2,905,266.00  66,300.00            X                1          66,300.00
Wyeth Corp.      COM        983024100  3,535,028.00  76,400.00            X                1


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